Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company

Note 22 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of loss from its subsidiaries is reported as “share of loss from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

The subsidiaries did not pay any dividend to the Company for the years presents. As of December 31, 2023 and 2022, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

(a) Condensed balance sheets

	December 31,	December 31,
	2023	2022
Assets
Current assets:
Cash and cash equivalents	$172,588,698	$212,388,959
Other current assets, net	2,939,668	257,500
Due from subsidiaries	158,603,618	114,912,019
Total current assets	334,131,984	327,558,478

Total assets	$334,131,984	$327,558,478

Liabilities and Shareholders’ Equity

Current liabilities:
Deficit of investments in subsidiaries	$53,878,530	$8,626,897
Due to subsidiaries	409,607	-
Total current liabilities	54,288,137	8,626,897

Total liabilities	54,288,137	8,626,897

Shareholders’ equity:
Class A ordinary share, HKD0.03 par value, 11,112,474 shares authorized, 4,989,746 and 4,725,019 shares issued, 4,726,424 and 4,700,852 shares outstanding as of December 31, 2023 and 2022, respectively(1)(2)	18,178	18,080
Class B ordinary share, HKD0.03 par value, 1,554,192 shares authorized, issued and outstanding as of December 31, 2023 and 2022, respectively(1)	5,978	5,978
Additional paid-in capital	397,467,795	397,620,927
Accumulated deficit	(103,761,016)	(66,988,873)
Accumulated other comprehensive loss	(13,887,088)	(11,724,531)
Total shareholders’ equity	279,843,847	318,931,581
Total liabilities and shareholders’ equity	$334,131,984	$327,558,478

(1)	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
(2)	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.

(b) Condensed statements of operations and comprehensive income (loss)

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Operating expenses:
General and administrative expenses	$1,482,786	$33,796,950	$6,233,339
Total operating expenses	1,482,786	33,796,950	6,233,339

Loss from operations	(1,482,786)	(33,796,950)	(6,233,339)

Interest income	9,945,862	2,409,547	541,598
Other expenses	(2,847)	(52,793)	(8,505)
Exchange gain (loss)	36,752	(67,696)	1,478,258
Other income	-	-	18,114
Loss on forgiveness of receivable from a subsidiary	1,600,517	-	-
Share of income (loss) from subsidiaries	(46,869,641)	(12,380,350)	8,634,815

Net income (loss)	$(36,772,143)	$(43,888,242)	$4,430,941

Comprehensive income (loss)
Net income (loss)	$(36,772,143)	$(43,888,242)	$4,430,941
Other comprehensive income (loss):
Foreign currency translation adjustment	(2,162,557)	(4,827,526)	751,327
Comprehensive income (loss)	$(38,934,700)	$(48,715,768)	$5,182,268

(c) Condensed statements of cash flows

	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$(36,772,143)	$(43,888,242)	$4,430,941
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	46,869,641	12,380,350	(8,634,815)
Amortization expense	-	6,987,975	1,987,974
Share-based compensation	(153,034)	3,903,970	707,000
Loss on forgiveness of receivable from a subsidiary	1,600,517	-	-
Impairment of intangible assets	-	20,738,130	-
Changes in assets and liabilities:
Due from subsidiaries	(45,292,116)	127,102,949	(195,566,806)
Other current assets, net	(2,682,168)	400,545	210,904
Accrued liabilities and other payables	-	(53,603)	(7,973,877)
Due to subsidiaries	409,607	-	-
Net Cash Provided by (Used in) Operating Activities	(36,019,696)	127,572,074	(204,838,679)

Cash Flows from Investing Activities
Collections from short-term investments	-	15,000,000	25,835,000
Purchases of intangible assets	-	(10,000,000)	-
Net Cash Provided by Investing Activities	-	5,000,000	25,835,000

Cash Flows from Financing Activities
Proceeds from issuances of ordinary shares	-	-	254,727,705
Net Cash Provided by Financing Activities	-	-	254,727,705

Effect of Foreign Exchange on Cash and Cash Equivalents	(3,780,565)	(1,760,012)	(2,465,348)

Net Increase (Decrease) in Cash and Cash Equivalents	(39,800,261)	130,812,062	73,258,678

Cash and Cash Equivalents at Beginning of Year	212,388,959	81,576,897	8,318,219

Cash and Cash Equivalents at End of Year	$172,588,698	$212,388,959	$81,576,897

Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$98	232	-